CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,244,266	$ 76,533
Cash reserved for users	131,995	144,000
Receivables reserved for users	15,060	19,828
Prepaid expenses and other current assets	24,696	10,771
Accounts receivable	35,104	10,016
Total current assets	1,451,121	261,148
Property and equipment, net	37,002	25,945
Intangible assets, net	542,095	33,939
Goodwill	480,578	4,738
Equity method investment	2,236	2,521
Deposits and other non-current assets	3,105	2,434
Total assets	2,516,137	330,725
Current liabilities:
Revolving credit line	0	6,750
Total current liabilities	269,977	255,080
Accounts payable and accrued expenses	122,946	85,295
Liabilities to users	147,031	163,035
Convertible promissory notes	0	68,363
Other long-term liabilities	54,872	56,862
Total liabilities	324,849	380,305
Commitments and contingent liabilities (Note 15)
Stockholder's equity (deficit):
Common stock		390
Additional paid-in capital	3,395,129	949,186
Accumulated deficit	(1,228,901)	(998,784)
Accumulated other comprehensive income	24,986	0
Total stockholders' equity (deficit)	2,191,288	(49,580)
Total liabilities and stockholders' equity (deficit)	2,516,137	330,725
Class A common stock
Stockholder's equity (deficit):
Common stock	35	18
Class B common stock
Stockholder's equity (deficit):
Common stock	$ 39	$ 0